Annual Total Returns- Transamerica Mid Cap Value Opportunities (Class I2) [BarChart] - Class I2 - Transamerica Mid Cap Value Opportunities - I2	2015	2016	2017	2018	2019	2020
Total	2.22%	16.25%	9.66%	(8.10%)	24.90%	4.18%